Inventories	9 Months Ended
Sep. 30, 2026
Inventories [Abstract]
INVENTORIES

NOTE 3 - INVENTORIES:

	September 30, 2026	December 31, 2025
	U.S. dollars in thousands
Work in process	8,024	5,008
Finished goods	5,064	5,109
	13,088	10,117

Inventories write-downs amounted to approximately $195 thousand and $9 thousand during the nine months ended September 30, 2026, and 2025, respectively. Inventories write-downs amounted to approximately $53 thousand and $0 thousand during the three months ended September 30, 2026, and 2025, respectively. Inventories write-downs are recorded in cost of revenues.